Note 35 - Group Entities	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of subsidiaries [text block]
35	Group entities

	Functional currency	Country of incorporation	Legal shareholding		Intercompany balances with holding company
			2019	2018	2019	2018
Subsidiaries of the Company			%	%
Caledonia Holdings Zimbabwe (Private) Limited	$	Zimbabwe	100	100	-	-
Caledonia Mining Services Limited	$	Zimbabwe	100	100	-	-
Fintona Investments Proprietary Limited	ZAR	South Africa	100	100	(14,859)	(14,859)
Caledonia Mining South Africa Proprietary Limited	ZAR	South Africa	100	100	1,750	(565)
Greenstone Management Services Holdings Limited	$	United Kingdom	100	100	14,902	9,813
Blanket Mine (1983) (Private) Limited	$	Zimbabwe	(2) 49	(2) 49	(400)	-
Blanket Employee Trust Services (Private) Limited (BETS) (1)	$	Zimbabwe	-	-	-	-

(
1
)
BETS and the Community Trust are consolidated as structured entities.
(
2
)
Refer to note
6,
for the effective shareholding. NCI has a
16.2%
interest in cash flows of Blanket only.